CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Municipal High Income Fund, Inc. (1933 Act File No. 33-715; 1940 Act File No. 811-4427) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 29 ("Amendment No. 29") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 29 was filed electronically.

WADDELL & REED ADVISORS
MUNICIPAL HIGH INCOME FUND, INC.

Dated: February 4, 2005	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel